Accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2016
Accrued liabilities
Schedule of accrued liabilities
	2016	2015
Compensations and salaries	$23,234	$16,914
Other	4,123	2,946

Total	$27,357	$19,860